Inventory	6 Months Ended
Jun. 30, 2026
Other Liabilities [Abstract]
INVENTORY
NOTE 6:-	INVENTORY

	June 30, 2026	December 31, 2025
	Unaudited

Raw materials	$1,395,467	$1,608,888
In process and finished products	1,498,444	1,252,200

	$2,893,911	$2,861,088